Exhibit 99.1

World Omni Auto Receivables Trust 2022-C

Monthly Servicer Certificate

June 30, 2023

Dates Covered
Collections Period	06/01/23 - 06/30/23
Interest Accrual Period	06/15/23 - 07/16/23
30/360 Days	30
Actual/360 Days	32
Distribution Date	07/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/23	710,671,984.18	34,693
Yield Supplement Overcollateralization Amount 05/31/23	63,718,764.45	0
Receivables Balance 05/31/23	774,390,748.63	34,693
Principal Payments	28,635,426.48	623
Defaulted Receivables	598,489.08	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/23	60,444,026.98	0
Pool Balance at 06/30/23	684,712,806.09	34,047

Pool Statistics	$ Amount	# of Accounts
Pool Factor	66.33%
Prepayment ABS Speed	1.54%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	8,765,084.74	319
Past Due 61-90 days	2,067,809.34	77
Past Due 91-120 days	637,697.22	23
Past Due 121+ days	0.00	0
Total	11,470,591.30	419

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.54%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.36%
Delinquency Trigger Occurred	NO

Recoveries	445,178.71
Aggregate Net Losses/(Gains) - June 2023	153,310.37
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.24%
Prior Net Losses/(Gains) Ratio	0.28%
Second Prior Net Losses/(Gains) Ratio	0.28%
Third Prior Net Losses/(Gains) Ratio	0.68%
Four Month Average	0.37%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.22%

Overcollateralization Target Amount	6,162,415.25
Actual Overcollateralization	6,162,415.25
Weighted Average Contract Rate	4.42%
Weighted Average Contract Rate, Yield Adjusted	8.80%
Weighted Average Remaining Term	51.85

Flow of Funds	$ Amount
Collections	31,967,225.11
Investment Earnings on Cash Accounts	25,884.63
Servicing Fee	(645,325.62)
Transfer to Collection Account	-
Available Funds	31,347,784.12

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,028,892.37
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	4,433,130.23
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,130,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,162,415.25
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,434,552.77

Total Distributions of Available Funds	31,347,784.12

Servicing Fee	645,325.62
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 06/15/23	704,275,936.32
Principal Paid	25,725,545.48
Note Balance @ 07/17/23	678,550,390.84

Class A-1
Note Balance @ 06/15/23	0.00
Principal Paid	0.00
Note Balance @ 07/17/23	0.00
Note Factor @ 07/17/23	0.0000000%

Class A-2
Note Balance @ 06/15/23	307,195,936.32
Principal Paid	25,725,545.48
Note Balance @ 07/17/23	281,470,390.84
Note Factor @ 07/17/23	69.5503807%

Class A-3
Note Balance @ 06/15/23	252,900,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	252,900,000.00
Note Factor @ 07/17/23	100.0000000%

Class A-4
Note Balance @ 06/15/23	98,700,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	98,700,000.00
Note Factor @ 07/17/23	100.0000000%

Class B
Note Balance @ 06/15/23	30,350,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	30,350,000.00
Note Factor @ 07/17/23	100.0000000%

Class C
Note Balance @ 06/15/23	15,130,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	15,130,000.00
Note Factor @ 07/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,187,685.87
Total Principal Paid	25,725,545.48
Total Paid	27,913,231.35

Class A-1
Coupon	2.96900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.73000%
Interest Paid	954,867.37
Principal Paid	25,725,545.48
Total Paid to A-2 Holders	26,680,412.85

Class A-3
Coupon	3.66000%
Interest Paid	771,345.00
Principal Paid	0.00
Total Paid to A-3 Holders	771,345.00

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.1622150
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.4260269
Total Distribution Amount	27.5882419

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	2.3594449
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	63.5669520
Total A-2 Distribution Amount	65.9263969

A-3 Interest Distribution Amount	3.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.0500000

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	172.32
Noteholders' Third Priority Principal Distributable Amount	588.13
Noteholders' Principal Distributable Amount	239.55

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/23	5,058,901.50
Investment Earnings	21,036.27
Investment Earnings Paid	(21,036.27)
Deposit/(Withdrawal)	-
Balance as of 07/17/23	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,387,382.93	$4,734,009.52	$4,127,179.85
Number of Extensions	182	160	132
Ratio of extensions to Beginning of Period Receivables Balance	0.70%	0.59%	0.49%